Shareholders' equity	12 Months Ended
Mar. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Shareholders' equity
Shareholders’ equity
The authorized and issued share capital of the Company is as follows:
Authorized
The authorized share capital of the Company consists of an unlimited number of subordinate voting shares without par value, an unlimited number of multiple voting shares without par value, and an unlimited number of preferred shares without par value, issuable in series.
Issued
Multiple voting shares - Holders of the multiple voting shares are entitled to 10 votes per multiple voting share. Multiple voting shares are convertible at any time at the option of the holder into one subordinate voting share. The multiple voting shares will automatically be converted into subordinate voting shares when they cease to be owned by one of the principal shareholders. In addition, the multiple voting shares of either of the principal shareholders will automatically be converted to subordinate voting shares at such time as the beneficial ownership of that shareholder falls below 15% of the outstanding subordinate voting shares and multiple voting shares outstanding, or additionally, in the case of DTR, when the President and Chief Executive Officer no longer serves as a director of the Company or in a senior management position.
Subordinate voting shares - Holders of the subordinate voting shares are entitled to one vote per subordinate voting share.
The rights of the subordinate voting shares and the multiple voting shares are substantially identical, except for voting and conversion. Subject to the prior rights of any preferred shares, the holders of subordinate and multiple voting shares participate equally in any dividends declared, and share equally in any distribution of assets on liquidation, dissolution, or winding up.
Share capital transactions for the year ended March 31, 2019
Secondary offerings
On June 21, 2018, the Company completed a secondary offering of 10,000,000 subordinate voting shares sold by the principal shareholders and a member of management. The Company received no proceeds from the sale of shares.
In connection with the secondary offering:

a)	The principal shareholders converted 9,900,000 multiple voting shares into subordinate voting shares, which were then sold to the public.

b)	One member of management exercised stock options to purchase 100,000 subordinate voting shares, which were then sold to the public.

c)	The Company incurred transaction costs for the secondary offering in the amount of $1.2 that are included in selling, general and administrative expenses in the year ended March 31, 2019.
On November 26, 2018, the Company completed a secondary offering of 10,000,000 subordinate voting shares sold by the principal shareholders and a member of the Board of Directors. The Company received no proceeds from the sale of shares.
In connection with the secondary offering:

a)	The principal shareholders converted 9,990,000 multiple voting shares into subordinate voting shares, which were then sold to the public.

b)	A member of the Board of Directors sold 10,000 subordinate voting shares.

c)	The Company incurred transaction costs for the secondary offering in the amount of $0.6 that are included in selling, general and administrative expenses in the year ended March 31, 2019 .
The transactions affecting the issued and outstanding share capital of the Company in the year ended March 31, 2019 are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
Balance as at March 31, 2018	70,894,076	1.9	37,497,549	104.2	108,391,625	106.1
Issuance of subordinate voting shares in business combination (note 5)	—	—	16,946	1.5	16,946	1.5
Convert multiple voting shares to subordinate voting shares	(19,890,000)	(0.5)	19,890,000	0.5	—	—
Exercise of stock options	—	—	1,702,503	5.0	1,702,503	5.0
Balance as at March 31, 2019	51,004,076	1.4	59,106,998	111.2	110,111,074	112.6

Share capital transactions for the year ended March 31, 2018
Secondary offering
On July 5, 2017, the Company completed a secondary offering of 12,500,000 subordinate voting shares sold by the principal shareholders and certain members of management. The Company received no proceeds from the sale of shares.
In connection with the secondary offering:

a)	The principal shareholders converted 12,414,078 multiple voting shares into subordinate voting shares, which were then sold to the public.

b)	Certain members of management exercised stock options to purchase 85,922 subordinate voting shares, which were then sold to the public.

c)	The completion of the secondary offering represents an exit event such that 820,543 performance vested exit event stock options that were eligible to vest became vested (note 18).

d)	The Company incurred transaction costs for the secondary offering in the amount of $1.5 that are included in selling, general and administrative expenses in the year ended March 31, 2018.
The transactions affecting the issued and outstanding share capital of the Company in the year ended March 31, 2018 are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
Balance as at March 31, 2017	83,308,154	2.2	23,088,883	101.1	106,397,037	103.3
Convert multiple voting shares to subordinate voting shares	(12,414,078)	(0.3)	12,414,078	0.3	—	—
Exercise of stock options	—	—	1,994,588	2.8	1,994,588	2.8
Balance as at March 31, 2018	70,894,076	1.9	37,497,549	104.2	108,391,625	106.1

Share capital transactions for the year ended March 31, 2017
Recapitalization
In connection with the Recapitalization, the following share capital transactions were completed on December 2, 2016:

a)	The 53,144,000 outstanding Class A senior preferred shares were redeemed for their capital amount of $53.1.

b)
The 3,426,892 outstanding Class A junior preferred shares were redeemed under their terms for their liquidity value of $4.1. The excess of the redemption price paid over the stated capital amount for the shares of $0.4 has been charged to retained earnings.

c)	The Company subdivided the existing Class A and Class B common shares on the basis of 10,000,000 common shares for every share.

d)	A return of capital of $0.7 was paid on the Class A common shares.

e)
In a series of transactions, the outstanding Class B senior preferred shares, the Class B junior preferred shares and the Class B common shares have been exchanged into 63,576,003 Class D preferred shares with a fixed value of $63.6 and 30,000,000 Class A common shares. As a result of the exchange, $56.9 was charged as a reduction of contributed surplus, and $6.7 was charged to retained earnings.

f)
The Class D preferred shares were non-voting, redeemable by the Company, retractable by the holder, and were in preference and priority to any payment or distribution of the assets of the Company to the holders of any other class of shares; accordingly, the redemption value of $63.6 was recorded as a financial liability. The Class D preferred shares were also pledged as collateral for the shareholder advance of $63.6; upon redemption or retraction of the Class D preferred shares, the redemption amount was automatically applied to extinguish the outstanding balance of the shareholder advance. On January 31, 2017, the Class D preferred shares were redeemed and the shareholder advance was settled in full.

The effect of the Recapitalization transactions on the issued and outstanding share capital of the Company is described below:

	Common Shares				Preferred Shares
	Class A		Class B		Class A senior preferred		Class A junior preferred		Class B senior preferred		Class B junior preferred		Class D preferred
	Number	$	Number	$	Number	$	Number	$	Number	$	Number	$	Number	$
Balance, as at March 31, 2016	7	3.4	3	—	53,144,000	53.1	3,426,892	3.7	22,776,000	—	34,164,000	—	—	—
Recapitalization transactions:
Repurchase Class A senior preferred shares	—	—	—	—	(53,144,000)	(53.1)	—	—	—	—	—	—	—	—
Redeem Class A junior preferred shares	—	—	—	—	—	—	(3,426,892)	(3.7)	—	—	—	—	—	—
Subdivide Class A and Class B common shares	69,999,993	—	29,999,997	—	—	—	—	—	—	—	—	—	—	—
Return of capital on Class A common shares	—	(0.7)		—	—	—	—	—	—	—	—	—	—	—
Exchange all Class B preferred and common shares for Class D preferred shares and Class A common shares	30,000,000	—	(30,000,000)	—	—	—	—	—	(22,776,000)	—	(34,164,000)	—	63,576,003	—
Redeem Class D preferred shares	—	—	—	—	—	—	—	—	—	—	—	—	(63,576,003)	—
Balance, after Recapitalization	100,000,000	2.7	—	—	—	—	—	—	—	—	—	—	—	—

Public share offering
On March 13, 2017 the Company again amended its articles of incorporation to redesignate its Class A common shares as multiple voting shares and to create a class of subordinate voting shares. All previously authorized classes of preferred shares were eliminated. The articles also provide for an unlimited number of preferred shares, issuable in series.
Share capital transactions in connection with the public share offering are as follows:

	Class A common shares		Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$	Number	$
Balance, after Recapitalization	100,000,000	2.7	—	—	—	—	100,000,000	2.7
Public share offering:
Exchange Class A common shares for multiple voting shares	(100,000,000)	(2.7)	100,000,000	2.7	—	—	—	—
Convert multiple voting shares to subordinate voting shares	—	—	(16,691,846)	(0.5)	16,691,846	0.5	—	—
Net proceeds of issue of subordinate voting shares, after underwriting commission of $5.4 (net of tax of $1.9)	—	—	—	—	6,308,154	101.9	6,308,154	101.9
Share issue costs, net of tax of $0.5	—	—	—	—	—	(1.4)	—	(1.4)
Exercise of stock options	—	—	—	—	88,883	0.1	88,883	0.1
Balance as at March 31, 2017	—	—	83,308,154	2.2	23,088,883	101.1	106,397,037	103.3